Promissory Notes Payable (Details Narrative)				3 Months Ended		12 Months Ended
	Jul. 13, 2020 USD ($)	Apr. 24, 2020 $ / shares shares	Nov. 13, 2019 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) shares	Sep. 30, 2019 USD ($)	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Sep. 30, 2020 CAD ($) shares	May 12, 2020 USD ($)	May 12, 2020 CAD ($)	Jan. 29, 2020 USD ($)	Jan. 29, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Warrants to purchase shares | shares				96,011,838		37,844,404		96,011,838
Warrants exercise price | $ / shares						$ 0.18
Repayments of promissory note				$ 1,859,612		$ 158,094
Loss on debt settlement						9,407	1,204,073
Accretion expense				118,388	33,869	359,267	734,589
Interest expense				$ 107,427	47,890	$ 202,426	256,029
Promissory Note [Member]
Unsecured promissory notes payable			$ 300,000
Debt instrument, interest rate			1.00%
Maturity term			90 days
Warrants to purchase shares | shares		400,000	400,000
Number of shares acquired | shares			1
Warrants term			2 years
Debt instrument, maturity date		Aug. 01, 2020
Warrants expiration		Nov. 13, 2021
Promissory Note [Member] | CAD [Member]
Warrants exercise price | $ / shares		$ 0.50	$ 0.80
Promissory Notes Payable [Member]
Debt instrument, interest rate				11.00%		11.00%		11.00%
Repayments of promissory note				$ 110,658
Promissory notes payable				218,281		$ 248,478
Outstanding interest payable						22,700	27,000
Debt conversion shares issued | shares				822,857
Loss on debt settlement				$ 335,467
Accretion expense				51,522		155,001
Interest expense				5,600		$ 22,700
Promissory Notes Payable [Member] | August 2020 Unit [Member]
Outstanding interest payable				$ 28,939
Promissory Notes Payable [Member] | CAD [Member]
Promissory notes payable								$ 288,000
Promissory Notes Payable [Member]
Debt instrument, interest rate				7.00%		7.00%		7.00%
Promissory notes payable									$ 362,650		$ 75,727		$ 82,367
Accretion expense				$ 47,737		$ 41,453
Debt issue costs									89,190
Promissory Notes Payable [Member] | CAD [Member]
Promissory notes payable										$ 500,000		$ 100,000		$ 107,000
Promissory Notes Payable [Member]
Debt instrument, interest rate				8.00%		8.00%		8.00%
Promissory notes payable						$ 103,988			141,704
Debt conversion shares issued | shares				714,285
Accretion expense				$ 19,129		16,547
Debt issue costs									$ 35,676
Promissory Notes Payable [Member] | CAD [Member]
Promissory notes payable										$ 200,000
Promissory Notes Payable [Member]
Promissory notes payable						75,000
Debt issue costs						15,000
Financing Costs						15,000
Promissory Notes Payable [Member]
Financing Costs						15,000
Promissory Notes Payable [Member] | Director [Member]
Promissory notes payable						$ 75,000
Promissory Notes Payable [Member]
Debt instrument, maturity date	Aug. 31, 2020
Promissory notes payable	$ 1,200,000
Debt issue costs	$ 360,000
Financing Costs				$ 360,000